Raw Materials and Consumables Used - Schedule of Raw Materials and Consumables Used (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Raw Materials And Consumables Used [Line Items]
Energy purchases	$ (1,885,218,041)	$ (1,296,992,284)	$ (864,863,454)
Fuel consumption	(587,063,837)	(374,868,794)	(231,176,489)
Transportation costs	(295,519,943)	(151,738,224)	(141,539,687)
Gas Sale costs	(519,475,247)	(110,831,219)	(34,332,998)
Other raw materials and consumables	(112,246,999)	(76,874,883)	(102,533,011)
Total	(3,399,524,067)	(2,011,305,404)	(1,374,445,639)
Gas [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption	(441,848,645)	(251,009,877)	(149,734,219)
Coal [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption	(99,558,125)	(96,282,224)	(75,342,193)
Impairment loss recognised	50,136,749	45,904,847
Oil [Member]
Disclosure Of Raw Materials And Consumables Used [Line Items]
Fuel consumption	(45,657,067)	(27,576,693)	$ (6,100,077)
Impairment loss recognised	$ 1,076,839	$ 667,298